THE ADVISORS' INNER CIRCLE FUND

                        SANDS CAPITAL GLOBAL GROWTH FUND

                        SUPPLEMENT DATED APRIL 20, 2016
                                     TO THE
       INSTITUTIONAL CLASS SHARES AND INVESTOR CLASS SHARES PROSPECTUSES
                              DATED MARCH 1, 2016
            (EACH, A "PROSPECTUS" AND TOGETHER, THE "PROSPECTUSES")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
   THE PROSPECTUSES, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

Effective April 25, 2016, Sands Capital Management, LLC's (the "Adviser") address is changed to: 1000 Wilson Boulevard, Suite 3000, Arlington, VA 22209. Accordingly, all references to the Adviser's previous address in the Prospectuses are removed and replaced with the above address.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 SAN-SK-004-0100
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                        THE ADVISORS' INNER CIRCLE FUND

                        SANDS CAPITAL GLOBAL GROWTH FUND

                        SUPPLEMENT DATED APRIL 20, 2016
                                     TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2016
                                  (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
            THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective April 25, 2016, the second to last sentence of the first paragraph of the section titled "The Adviser" on page S-23 of the SAI is removed and replaced with: Its principal place of business is located at 1000 Wilson Boulevard, Suite 3000, Arlington, Virginia, 22209.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 SAN-SK-004-0100